INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION	12 Months Ended
Dec. 31, 2017
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION

12.   INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION

On February 5, 2015, the Corporation contracted a subordinated loan of $1.01 billion from Quebecor Media Inc., bearing interest at a rate of 10.75%, payable every six months on June 20 and December 20, and maturing on February 5, 2045.  On the same day, the Corporation invested the total proceeds of $1.01 billion into 1,010,000 preferred shares, Series B, of 9101-0835 Québec Inc. These shares carry the right to receive an annual dividend of 10.85%, payable semi-annually.

On February 12, 2016, 9101-0835 Québec Inc., a subsidiary of Quebecor Media Inc., redeemed 430,000 preferred shares, Series B, for a total cash consideration of $430.0 million, and settled cumulative unpaid dividends of $6.9 million. On the same day, the Corporation used the total proceeds of $430.0 million to repay part of its subordinated loan contracted from Quebecor Media Inc.

On March 1, 2016, the Corporation contracted a subordinated loan of $625.0 million from Quebecor Media Inc., bearing interest at a rate of 11.5%, payable every six months on June 20 and December 20, and maturing on March 1st, 2046.  On the same day, the Corporation invested the total proceeds of $625.0 million into 625,000 preferred shares, Series D, of 9101-0835 Québec Inc., a subsidiary of Quebecor Media Inc. These shares carry the right to receive an annual dividend of 11.6%, payable semi-annually.

On November 1, 2016, 9101-0835 Québec Inc., a subsidiary of Quebecor Media Inc., redeemed 1,660,000 preferred shares, Series B and 625,000 preferred shares, Series D for a total cash consideration of $2.29 billion, and settled cumulative unpaid dividends of $92.7 million. On the same day, the Corporation used the total proceeds of $2.29 billion to repay its subordinated loans contracted from Quebecor Media Inc.

On May 3, 2017, the Corporation contracted a subordinated loan of $3.6 billion from Quebecor Media Inc., bearing interest at a rate of 10.5%, payable every six months on June 20 and December 20 and maturing on May 3, 2047. On the same day, the Corporation invested the total proceeds of $3.6 billion into 3,600,000 preferred shares, Series C, of 9346-9963 Québec Inc., a subsidiary of Quebecor Media Inc. These shares carry the right to receive an annual dividend of 10.6%, payable semi-annually.

On November 6, 2017, 9346-9963 Québec Inc., a subsidiary of Quebecor Media Inc., redeemed 3,600,000 preferred shares, Series C for a total cash consideration of $3.6 billion, and settled cumulative unpaid dividends of $145.3 million. On the same day, the Corporation used the total proceeds of $3.6 billion to repay its subordinated loans contracted from Quebecor Media Inc.

The above transactions were carried out for tax consolidation purposes of Quebecor Media Inc. and its subsidiaries.